LEASE AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Summary of supplementary information related to operating leases

For the year ended
December 31, 2019
RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	64,630
Non-cash r ight-of-use assets in exchange for new lease liabilities:
Operating leases	231,146
Weighted average remaining lease term
Operating leases	4.4
Weighted average discount rate
Operating leases	5.0%

Future minimum payments under non-cancelable operating leases

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

RMB
Year ending December 31,
2020	71,404
2021	59,436
2022	50,542
2023	43,738
2024	38,952
2025 and thereafter	20,090

Less : imputed interest	29,952

Total	254,210

Office Lease [Member]
Future minimum payments under non-cancelable operating leases
Future minimum payments under
non-cancelable
operating leases related to offices consisted of the following at December 31, 2018:

RMB
Years ending December 31,
2019	25,110
2020	18,057
2021	7,849
2022	4,698
2023	3,986
2024 and thereafter	—

59,700